AB Active ETFs, Inc.

AB Core Plus Bond ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 43.1%
United States – 43.1%
U.S. Treasury Bonds 2.875%, 05/15/2049	$1,175	$831,267
3.00%, 08/15/2048	2,500	1,824,902
3.00%, 02/15/2049	51	37,057
3.125%, 05/15/2048	7,562	5,664,411
3.375%, 11/15/2048	2,130	1,663,147
4.125%, 08/15/2053	725	635,564
4.25%, 08/15/2054	983	880,092
4.50%, 11/15/2054	64	59,788
4.625%, 05/15/2054	700	667,461
4.625%, 02/15/2055	443	422,580
U.S. Treasury Notes 1.25%, 04/30/2028	1,414	1,330,707
1.375%, 12/31/2028	7,276	6,772,933
1.375%, 11/15/2031	306	264,308
1.50%, 11/30/2028	1,682	1,574,378
2.375%, 03/31/2029	7,870	7,542,903
2.625%, 02/15/2029	1,180	1,142,387
2.75%, 08/15/2032	1,001	929,053
2.875%, 04/30/2029	148	144,208
2.875%, 05/15/2032	1,007	945,518
3.125%, 08/31/2029	1,949	1,912,304
3.25%, 06/30/2029	3,763	3,711,553
3.75%, 05/31/2030	603	604,460
3.875%, 11/30/2029	4,396	4,432,404
4.00%, 02/15/2026	1,345	1,344,159
4.125%, 10/31/2026	419	420,326
4.125%, 01/31/2027	3,204	3,219,645
4.25%, 01/31/2026	679	679,239
4.25%, 11/30/2026	1,653	1,661,652
4.25%, 12/31/2026	6,170	6,206,393
4.25%, 06/30/2029	1,152	1,176,930
4.25%, 06/30/2031	608	621,917
4.25%, 11/15/2034	6,759	6,801,772
4.25%, 05/15/2035	2,299	2,306,184
4.625%, 05/31/2031	4,974	5,184,229
4.625%, 02/15/2035	114	117,879
4.875%, 10/31/2028	1,214	1,259,620

Total Governments - Treasuries (cost $74,284,721)		74,993,330

CORPORATES - INVESTMENT GRADE – 34.8%
Financial Institutions – 17.6%
Banking – 11.4%
Ally Financial, Inc. 5.737%, 05/15/2029	41	42,064
American Express Co. 4.351%, 07/20/2029	59	59,290
4.731%, 04/25/2029	62	62,952
4.918%, 07/20/2033	59	59,723
4.989%, 05/26/2033	124	124,987
5.016%, 04/25/2031	62	63,679
5.098%, 02/16/2028	292	295,472
5.667%, 04/25/2036	62	64,736

	Principal Amount (000)	U.S. $ Value

Banco Santander SA 2.749%, 12/03/2030	$400	$360,608
6.921%, 08/08/2033	400	440,228
Bank of America Corp. 2.496%, 02/13/2031	166	153,246
2.687%, 04/22/2032	315	285,714
2.972%, 02/04/2033	332	299,756
3.419%, 12/20/2028	55	54,027
3.705%, 04/24/2028	129	127,936
4.623%, 05/09/2029	59	59,664
5.425%, 08/15/2035	295	297,083
5.464%, 05/09/2036	59	60,610
5.511%, 01/24/2036	26	26,786
5.518%, 10/25/2035	296	298,498
5.744%, 02/12/2036	20	20,494
5.933%, 09/15/2027	35	35,563
Bank of Montreal 4.567%, 09/10/2027	126	126,357
5.203%, 02/01/2028	61	62,576
Bank of New York Mellon Corp. (The) 5.188%, 03/14/2035	342	348,368
6.474%, 10/25/2034	272	300,671
Series J 4.967%, 04/26/2034	297	300,077
Bank of Nova Scotia (The) 4.932%, 02/14/2029	20	20,338
Barclays PLC 7.119%, 06/27/2034	323	356,980
Canadian Imperial Bank of Commerce 4.857%, 03/30/2029	63	63,925
5.245%, 01/13/2031	25	25,799
Capital One Financial Corp. 5.468%, 02/01/2029	250	256,615
6.377%, 06/08/2034	282	302,755
7.964%, 11/02/2034	291	340,223
Citigroup, Inc. 2.976%, 11/05/2030	376	355,380
3.52%, 10/27/2028	118	116,184
3.887%, 01/10/2028	121	120,302
4.542%, 09/19/2030	298	299,341
4.658%, 05/24/2028	52	52,307
4.786%, 03/04/2029	60	60,775
5.316%, 03/26/2041	82	80,179
5.333%, 03/27/2036	31	31,325
5.827%, 02/13/2035	288	295,413
6.174%, 05/25/2034	286	301,092
6.27%, 11/17/2033	29	31,433
Series VAR 3.07%, 02/24/2028	30	29,465
Citizens Financial Group, Inc. 5.253%, 03/05/2031	36	36,820
5.841%, 01/23/2030	118	122,751
Comerica, Inc. 5.982%, 01/30/2030	287	297,630
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	14	13,606
1.948%, 10/21/2027	60	58,406
2.383%, 07/21/2032	403	356,877
2.615%, 04/22/2032	336	303,257
2.65%, 10/21/2032	257	229,486

	Principal Amount (000)	U.S. $ Value

3.615%, 03/15/2028	$129	$127,634
4.017%, 10/31/2038	173	152,128
4.937%, 04/23/2028	33	33,337
5.049%, 07/23/2030	24	24,566
5.207%, 01/28/2031	95	97,851
5.218%, 04/23/2031	62	64,014
HSBC Holdings PLC 2.357%, 08/18/2031	374	337,527
5.874%, 11/18/2035	320	328,096
6.50%, 09/15/2037	182	192,747
6.80%, 06/01/2038	326	358,147
7.399%, 11/13/2034	313	352,685
Huntington Bancshares, Inc./OH 5.709%, 02/02/2035	288	297,599
JPMorgan Chase & Co. 1.47%, 09/22/2027	56	54,398
2.963%, 01/25/2033	331	300,154
3.782%, 02/01/2028	129	128,218
4.323%, 04/26/2028	53	53,065
5.04%, 01/23/2028	46	46,486
5.103%, 04/22/2031	61	62,926
5.14%, 01/24/2031	26	26,808
5.502%, 01/24/2036	26	26,853
5.571%, 04/22/2028	22	22,469
5.576%, 07/23/2036	60	61,247
5.581%, 04/22/2030	68	71,010
5.717%, 09/14/2033	284	297,368
5.766%, 04/22/2035	20	21,130
M&T Bank Corp. 5.179%, 07/08/2031	60	61,323
Macquarie Bank Ltd. 5.642%, 08/13/2036(a)	200	201,450
Morgan Stanley 2.475%, 01/21/2028	48	46,847
4.994%, 04/12/2029	61	62,132
5.042%, 07/19/2030	25	25,613
5.192%, 04/17/2031	61	62,895
5.23%, 01/15/2031	26	26,827
5.25%, 04/21/2034	185	188,944
5.297%, 04/20/2037	86	86,516
5.32%, 07/19/2035	161	164,032
5.449%, 07/20/2029	84	86,705
5.587%, 01/18/2036	26	26,879
5.652%, 04/13/2028	76	77,634
5.656%, 04/18/2030	14	14,609
5.664%, 04/17/2036	61	63,486
5.831%, 04/19/2035	24	25,302
Series G 2.239%, 07/21/2032	344	302,139
National Australia Bank Ltd. 2.332%, 08/21/2030(a)	397	356,681
2.99%, 05/21/2031(a)	394	358,875
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	309	304,078
4.899%, 05/13/2031	59	60,172
5.222%, 01/29/2031	24	24,798
5.30%, 01/21/2028	125	126,874
5.373%, 07/21/2036	148	150,332

	Principal Amount (000)	U.S. $ Value

5.575%, 01/29/2036	$24	$24,749
5.939%, 08/18/2034	98	104,178
6.615%, 10/20/2027	122	125,074
Royal Bank of Canada
Series G 4.715%, 03/27/2028	63	63,530
4.965%, 01/24/2029	26	26,466
4.97%, 05/02/2031	63	64,494
5.153%, 02/04/2031	26	26,772
Santander Holdings USA, Inc. 5.473%, 03/20/2029	68	69,590
5.741%, 03/20/2031	31	32,219
6.174%, 01/09/2030	260	272,683
6.499%, 03/09/2029	219	229,308
Skandinaviska Enskilda Banken AB 4.50%, 09/03/2030(a)	200	200,472
State Street Corp. 4.536%, 02/28/2028	60	60,828
4.543%, 04/24/2028	23	23,162
4.729%, 02/28/2030	60	61,340
4.821%, 01/26/2034	296	296,761
4.834%, 04/24/2030	62	63,623
Synchrony Financial 5.935%, 08/02/2030	10	10,359
7.25%, 02/02/2033	329	346,809
Toronto-Dominion Bank (The) 4.574%, 06/02/2028	59	59,697
4.808%, 06/03/2030	59	60,202
Truist Financial Corp. 5.071%, 05/20/2031	59	60,393
US Bancorp 4.839%, 02/01/2034	299	297,275
4.967%, 07/22/2033	298	296,042
5.046%, 02/12/2031	20	20,504
5.083%, 05/15/2031	60	61,672
5.10%, 07/23/2030	25	25,706
6.787%, 10/26/2027	121	124,375
Wells Fargo & Co. 3.35%, 03/02/2033	326	300,624
3.584%, 05/22/2028	5	4,946
4.808%, 07/25/2028	51	51,551
4.97%, 04/23/2029	62	63,169
5.15%, 04/23/2031	62	63,867
5.244%, 01/24/2031	118	121,849
5.574%, 07/25/2029	284	294,375
5.605%, 04/23/2036	21	21,789
5.707%, 04/22/2028	76	77,719
Wells Fargo Bank NA 5.95%, 08/26/2036	333	352,337

		19,893,944

Brokerage – 0.9%
BGC Group, Inc. 6.15%, 04/02/2030(a)	55	56,256
Blackstone Holdings Finance Co. LLC 2.50%, 01/10/2030(a)	384	357,343

	Principal Amount (000)	U.S. $ Value

Blue Owl Finance LLC 6.25%, 04/18/2034	$336	$350,508
CI Financial Corp. 3.20%, 12/17/2030	395	355,267
7.50%, 05/30/2029(a)	332	352,202
LPL Holdings, Inc. 5.20%, 03/15/2030	60	61,306

		1,532,882

Finance – 0.8%
Ares Capital Corp. 5.50%, 09/01/2030	59	59,762
5.80%, 03/08/2032	25	25,365
Blue Owl Credit Income Corp. 5.80%, 03/15/2030	25	25,310
6.60%, 09/15/2029	172	178,761
6.65%, 03/15/2031	122	127,479
Brookfield Finance, Inc. 5.33%, 01/15/2036	66	65,578
FS KKR Capital Corp. 6.125%, 01/15/2030	25	24,832
6.875%, 08/15/2029	24	24,507
Golub Capital Private Credit Fund 5.45%, 08/15/2028(a)	60	60,227
5.875%, 05/01/2030	56	56,780
HA Sustainable Infrastructure Capital, Inc. 6.75%, 07/15/2035	60	60,646
HPS Corporate Lending Fund 5.30%, 06/05/2027(a)	55	55,289
5.85%, 06/05/2030(a)	55	55,898
Main Street Capital Corp. 5.40%, 08/15/2028	66	66,288
Morgan Stanley Direct Lending Fund 6.00%, 05/19/2030	60	61,329
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030	59	59,531
Oaktree Strategic Credit Fund 6.19%, 07/15/2030 (a)	60	60,959
Sixth Street Lending Partners 5.75%, 01/15/2030	25	25,362
6.125%, 07/15/2030(a)	25	25,783
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030	59	59,698
USAA Capital Corp. 4.375%, 06/01/2028(a)	150	151,428

		1,330,812

Financial Services – 0.2%
Lincoln Financial Global Funding 4.625%, 08/18/2030(a)	69	69,448
Omnis Funding Trust 6.722%, 05/15/2055(a)	289	298,239
Sammons Financial Group Global Funding 4.95%, 06/12/2030(a)	60	60,877

	Principal Amount (000)	U.S. $ Value

5.05%, 01/10/2028(a)	$25	$25,445

		454,009

Insurance – 3.6%
American National Global Funding 5.25%, 06/03/2030(a)	59	60,097
Athene Global Funding 5.583%, 01/09/2029(a)	286	295,778
Athene Holding Ltd. 3.95%, 05/25/2051	403	283,740
6.25%, 04/01/2054	135	132,979
6.625%, 05/19/2055	60	61,795
Brighthouse Financial, Inc. 4.70%, 06/22/2047	461	344,653
Brown & Brown, Inc. 4.60%, 12/23/2026	60	60,292
4.70%, 06/23/2028	60	60,599
4.90%, 06/23/2030	60	60,775
Centene Corp. 2.50%, 03/01/2031	416	354,711
2.625%, 08/01/2031	417	353,645
3.00%, 10/15/2030	165	145,890
Corebridge Global Funding 4.85%, 06/06/2030(a)	59	60,008
4.90%, 01/07/2028(a)	25	25,432
Fairfax Financial Holdings Ltd. 5.75%, 05/20/2035(a)	59	60,286
6.10%, 03/15/2055	302	298,693
6.35%, 03/22/2054	327	332,431
6.50%, 05/20/2055(a)	59	60,774
Farmers Exchange Capital III 5.454%, 10/15/2054(a)	330	303,702
GA Global Funding Trust 5.50%, 04/01/2032(a)	150	153,729
Guardian Life Global Funding 4.798%, 04/28/2030(a)	62	63,286
Jackson National Life Global Funding 4.70%, 06/05/2028(a)	150	151,315
National Life Insurance Co. 5.25%, 07/19/2068(a)	208	168,185
New York Life Global Funding 4.15%, 07/25/2028(a)	59	59,207
4.40%, 04/25/2028(a)	62	62,660
4.60%, 06/03/2030(a)	59	59,913
5.35%, 01/23/2035(a)	25	25,848
Northwestern Mutual Global Funding 4.125%, 08/25/2028(a)	71	71,272
4.60%, 06/03/2030(a)	59	59,986
Northwestern Mutual Life Insurance Co. (The) 6.17%, 05/29/2055(a)	60	62,709
Pacific Life Global Funding II 4.45%, 05/01/2028(a)	62	62,702

	Principal Amount (000)	U.S. $ Value

Pricoa Global Funding I 4.70%, 05/28/2030(a)	$150	$152,398
4.75%, 08/26/2032(a)	150	150,903
Principal Life Global Funding II 4.25%, 08/18/2028(a)	69	69,144
4.80%, 01/09/2028(a)	130	131,875
Protective Life Global Funding 4.803%, 06/05/2030(a)	150	152,605
Prudential Financial, Inc. 4.50%, 09/15/2047	301	296,425
5.70%, 09/15/2048	292	296,844
RGA Global Funding 4.35%, 08/25/2028(a)	71	71,178
5.00%, 08/25/2032(a)	71	71,336
5.25%, 01/09/2030(a)	25	25,837
5.448%, 05/24/2029(a)	24	24,903
Teachers Insurance & Annuity Association of America 3.30%, 05/15/2050(a)	193	127,837
Trustage Financial Group, Inc. 4.625%, 04/15/2032(a)	370	351,467
Western-Southern Global Funding 4.50%, 07/16/2028(a)	60	60,417

		6,340,261

REITs – 0.7%
American Homes 4 Rent LP 4.95%, 06/15/2030	59	60,065
American Tower Corp. 4.90%, 03/15/2030	65	66,308
CBRE Services, Inc. 4.80%, 06/15/2030	62	62,895
5.95%, 08/15/2034	280	296,834
Cousins Properties LP 5.25%, 07/15/2030	59	60,546
Extra Space Storage LP 4.95%, 01/15/2033	70	70,209
Invitation Homes Operating Partnership LP 4.95%, 01/15/2033	67	66,900
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	11	11,158
Phillips Edison Grocery Center Operating Partnership I LP 5.25%, 08/15/2032	60	61,163
Public Storage Operating Co. 4.375%, 07/01/2030	60	60,312
Simon Property Group LP 4.375%, 10/01/2030	67	67,169
Ventas Realty LP 5.10%, 07/15/2032	55	56,252
VICI Properties LP 4.75%, 04/01/2028	55	55,609
WEA Finance LLC 2.875%, 01/15/2027(a)	133	130,086

	Principal Amount (000)	U.S. $ Value

WP Carey, Inc. 4.65%, 07/15/2030	$39	$39,219

		1,164,725

		30,716,633

Industrial – 15.1%
Basic – 0.9%
CF Industries, Inc. 4.50%, 12/01/2026(a)	127	127,202
EIDP, Inc. 5.125%, 05/15/2032	60	61,637
Glencore Funding LLC 4.907%, 04/01/2028(a)	63	63,979
5.186%, 04/01/2030(a)	29	29,785
5.338%, 04/04/2027(a)	293	297,445
5.673%, 04/01/2035(a)	63	64,358
Nutrien Ltd. 4.50%, 03/12/2027	30	30,144
Precision Castparts Corp. 3.90%, 01/15/2043	364	297,916
Rio Tinto Finance USA PLC 4.875%, 03/14/2030	65	66,637
5.00%, 03/14/2032	65	66,613
5.25%, 03/14/2035	65	66,190
South32 Treasury Ltd. 4.35%, 04/14/2032(a)	372	354,244

		1,526,150

Capital Goods – 1.0%
Caterpillar Financial Services Corp. 4.50%, 01/07/2027	25	25,186
4.80%, 01/08/2030	25	25,782
Series K 4.10%, 08/15/2028	69	69,241
CNH Industrial Capital LLC 4.75%, 03/21/2028	46	46,517
General Electric Co. 4.30%, 07/29/2030	59	59,280
4.90%, 01/29/2036	25	25,099
John Deere Capital Corp. 4.375%, 10/15/2030	59	59,431
4.50%, 01/08/2027	25	25,181
4.65%, 01/07/2028	25	25,431
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 2.00%, 09/16/2031	409	353,985
LBJ Infrastructure Group LLC 3.797%, 12/31/2057(a)	302	203,953
Lockheed Martin Corp. 4.15%, 08/15/2028	60	60,311
4.40%, 08/15/2030	60	60,482
5.00%, 08/15/2035	60	60,337
5.90%, 11/15/2063	62	63,349
Northrop Grumman Corp. 5.25%, 07/15/2035	19	19,413

	Principal Amount (000)	U.S. $ Value

Republic Services, Inc. 4.75%, 07/15/2030	$65	$66,702
5.15%, 03/15/2035	65	66,386
RTX Corp. 3.125%, 05/04/2027	131	128,972
3.50%, 03/15/2027	129	127,857
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	129	127,758
4.90%, 05/29/2030	60	61,310

		1,761,963

Communications - Media – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.85%, 12/01/2035	37	37,074
Cox Communications, Inc. 4.50%, 06/30/2043(a)	181	141,924
DIRECTV Financing LLC 8.875%, 02/01/2030(a)	357	354,826
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(a)	349	346,397
Meta Platforms, Inc. 5.55%, 08/15/2064	84	81,054
5.75%, 05/15/2063	104	103,591

		1,064,866

Communications - Telecommunications – 0.3%
AT&T, Inc. 2.30%, 06/01/2027	135	130,752
4.70%, 08/15/2030	59	59,858
T-Mobile USA, Inc. 2.625%, 02/15/2029	10	9,478
3.75%, 04/15/2027	130	129,136
5.30%, 05/15/2035	63	63,601
Verizon Communications, Inc. 5.25%, 04/02/2035	63	63,501

		456,326

Consumer Cyclical - Automotive – 1.8%
American Honda Finance Corp. 4.55%, 07/09/2027	60	60,460
5.15%, 07/09/2032	60	61,147
BMW US Capital LLC 4.15%, 08/11/2027(a)	70	70,047
4.50%, 08/11/2030(a)	70	70,031
4.65%, 03/19/2027(a)	65	65,519
4.75%, 03/21/2028(a)	65	66,014
5.05%, 03/21/2030(a)	61	62,726
Ford Motor Co. 3.25%, 02/12/2032	410	351,313
4.75%, 01/15/2043	397	306,948
5.291%, 12/08/2046	110	89,506

	Principal Amount (000)	U.S. $ Value

Ford Motor Credit Co. LLC 7.20%, 06/10/2030	$335	$355,860
General Motors Financial Co., Inc. 5.00%, 07/15/2027	59	59,651
5.45%, 07/15/2030	59	60,605
5.90%, 01/07/2035	25	25,381
Honda Motor Co., Ltd. 4.436%, 07/08/2028	60	60,341
Hyundai Capital America 4.30%, 09/24/2027(a)	25	24,978
4.55%, 09/26/2029(a)	17	17,010
4.85%, 03/25/2027(a)	63	63,507
5.10%, 06/24/2030(a)	54	55,107
5.15%, 03/27/2030(a)	63	64,349
5.30%, 03/19/2027(a)	167	169,288
5.30%, 06/24/2029(a)	25	25,661
5.35%, 03/19/2029(a)	9	9,242
5.40%, 03/29/2032(a)	63	64,653
6.10%, 09/21/2028(a)	179	187,195
Mercedes-Benz Finance North America LLC 4.65%, 04/01/2027(a)	150	151,072
PACCAR Financial Corp. 4.00%, 08/08/2028	70	70,176
Stellantis Finance US, Inc. 6.45%, 03/18/2035(a)	301	303,357
Toyota Motor Corp. 4.45%, 06/30/2030	60	60,594
Toyota Motor Credit Corp. 4.50%, 05/14/2027	60	60,506
4.80%, 05/15/2030	60	61,391

		3,153,635

Consumer Cyclical - Entertainment – 0.1%
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)	72	72,590
5.50%, 08/31/2026(a)	126	126,499

		199,089

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 5.625%, 06/15/2028	44	45,014
Marriott International, Inc./MD 4.20%, 07/15/2027	71	71,110
4.50%, 10/15/2031	71	70,418
4.90%, 04/15/2029	293	298,652
Series GG 3.50%, 10/15/2032	30	27,510
MDC Holdings, Inc. 6.00%, 01/15/2043	320	292,739

		805,443

Consumer Cyclical - Restaurants – 0.1%
McDonald’s Corp.

	Principal Amount (000)	U.S. $ Value

4.40%, 02/12/2031	$71	$71,249
4.60%, 05/15/2030	65	66,089
Starbucks Corp. 4.50%, 05/15/2028	59	59,613

		196,951

Consumer Cyclical - Retailers – 0.2%
7-Eleven, Inc. 1.30%, 02/10/2028(a)	144	134,325
Alimentation Couche-Tard, Inc. 3.55%, 07/26/2027(a)	130	128,447
AutoZone, Inc. 5.125%, 06/15/2030	36	37,155
Walmart, Inc. 4.10%, 04/28/2027	62	62,284
4.35%, 04/28/2030	62	62,892

		425,103

Consumer Non-Cyclical - 4.1%
Altria Group, Inc. 3.40%, 02/04/2041	398	298,516
4.25%, 08/09/2042	247	202,241
4.50%, 08/06/2030	70	69,974
5.25%, 08/06/2035	70	69,917
5.95%, 02/14/2049	288	286,788
BAT Capital Corp. 2.259%, 03/25/2028	55	52,379
5.282%, 04/02/2050	335	295,795
5.35%, 08/15/2032	41	42,198
Bristol-Myers Squibb Co. 5.65%, 02/22/2064	122	116,766
Bunge Ltd. Finance Corp. 4.55%, 08/04/2030	69	69,371
Cardinal Health, Inc. 4.50%, 09/15/2030	66	66,110
5.15%, 09/15/2035	66	65,532
Cargill, Inc. 4.625%, 02/11/2028(a)	20	20,289
5.125%, 02/11/2035(a)	20	20,393
Conagra Brands, Inc. 5.00%, 08/01/2030	60	60,548
Constellation Brands, Inc. 4.80%, 05/01/2030	62	62,876
CVS Health Corp. 5.00%, 09/15/2032	69	69,305
5.45%, 09/15/2035	69	69,163
6.20%, 09/15/2055	69	67,963
Dentsply Sirona, Inc. 3.25%, 06/01/2030	329	302,256
Eli Lilly & Co. 4.00%, 10/15/2028	71	71,172
4.25%, 03/15/2031	71	71,173
4.55%, 02/12/2028	66	66,996
4.55%, 10/15/2032	71	71,381
4.75%, 02/12/2030	200	205,686
4.90%, 10/15/2035	71	71,319
5.10%, 02/09/2064	37	33,666

	Principal Amount (000)	U.S. $ Value

5.20%, 08/14/2064	$13	$12,018
5.55%, 10/15/2055	71	70,509
5.65%, 10/15/2065	71	70,470
HCA, Inc. 5.00%, 03/01/2028	59	60,033
Japan Tobacco, Inc. 4.85%, 05/15/2028(a)	150	152,542
5.25%, 06/15/2030(a)	150	155,457
5.85%, 06/15/2035(a)	150	158,335
Johnson & Johnson 4.85%, 03/01/2032	59	61,100
5.00%, 03/01/2035	59	60,651
Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030	62	62,027
Kraft Heinz Foods Co. 5.20%, 03/15/2032	59	60,195
Mars, Inc. 3.60%, 04/01/2034(a)	360	326,171
4.45%, 03/01/2027(a)	67	67,403
4.60%, 03/01/2028(a)	39	39,468
4.80%, 03/01/2030(a)	67	68,284
5.00%, 03/01/2032(a)	67	68,343
5.20%, 03/01/2035(a)	67	67,604
5.65%, 05/01/2045(a)	67	66,042
McKesson Corp. 4.65%, 05/30/2030	60	60,976
4.95%, 05/30/2032	60	61,182
New York & Presbyterian Hospital (The) Series 2019 3.954%, 08/01/2119	450	304,254
NYU Langone Hospitals 4.368%, 07/01/2047	145	123,837
PepsiCo, Inc. 4.30%, 07/23/2030	59	59,342
4.40%, 02/07/2027	20	20,144
4.45%, 02/07/2028	20	20,269
4.60%, 02/07/2030	20	20,446
4.65%, 07/23/2032	59	59,704
5.00%, 02/07/2035	20	20,308
Philip Morris International, Inc. 2.10%, 05/01/2030	144	130,959
4.125%, 04/28/2028	62	62,094
4.375%, 04/30/2030	62	62,303
4.375%, 11/15/2041	61	53,162
4.875%, 04/30/2035	62	61,407
5.25%, 02/13/2034	196	200,241
5.375%, 02/15/2033	286	296,070
Stryker Corp. 4.55%, 02/10/2027	20	20,156
4.70%, 02/10/2028	20	20,307
Sysco Corp. 5.10%, 09/23/2030	56	57,691
Tyson Foods, Inc. 3.55%, 06/02/2027	132	130,561
Viatris, Inc. 3.85%, 06/22/2040	475	355,419

	Principal Amount (000)	U.S. $ Value

4.00%, 06/22/2050	$511	$336,836

		7,064,093

Energy – 1.2%
Chevron USA, Inc. 3.95%, 08/13/2027	69	69,211
4.05%, 08/13/2028	69	69,399
4.30%, 10/15/2030	69	69,380
4.405%, 02/26/2027	60	60,470
4.475%, 02/26/2028	60	60,871
4.50%, 10/15/2032	69	69,170
4.687%, 04/15/2030	60	61,337
4.819%, 04/15/2032	60	61,449
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	239	205,239
4.90%, 06/01/2044	436	344,091
Enbridge, Inc. 4.60%, 06/20/2028	59	59,617
4.90%, 06/20/2030	59	60,220
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077	129	127,902
HF Sinclair Corp. 5.50%, 09/01/2032	69	69,235
MPLX LP 4.80%, 02/15/2031	67	67,040
5.00%, 01/15/2033	67	66,423
5.40%, 09/15/2035	67	66,155
6.20%, 09/15/2055	67	65,233
ONEOK, Inc. 4.95%, 10/15/2032	70	69,574
5.40%, 10/15/2035	70	69,358
6.25%, 10/15/2055	70	68,405
Williams Cos., Inc. (The) 4.625%, 06/30/2030	60	60,322
Woodside Finance Ltd. 4.90%, 05/19/2028	60	60,773
5.70%, 05/19/2032	60	61,997
6.00%, 05/19/2035	45	46,475

		2,089,346

Other Industrial – 0.6%
Massachusetts Institute of Technology 5.60%, 07/01/2111	310	302,777
President & Fellows of Harvard College 6.50%, 01/15/2039(a)	165	188,298
University of Southern California 4.976%, 10/01/2053	324	295,698
Washington University (The) 4.349%, 04/15/2122	440	329,899

		1,116,672

Services – 0.3%
Block Financial LLC 5.375%, 09/15/2032	71	71,430
Cintas Corp. No. 2 4.20%, 05/01/2028	62	62,299

	Principal Amount (000)	U.S. $ Value

Mastercard, Inc. 4.55%, 03/15/2028	$59	$59,937
4.95%, 03/15/2032	59	61,075
Quanta Services, Inc. 4.30%, 08/09/2028	70	70,192
RELX Capital, Inc. 4.75%, 03/27/2030	63	64,335
Verisk Analytics, Inc. 4.50%, 08/15/2030	67	67,253

		456,521

Technology - 3.0%
Amphenol Corp. 4.375%, 06/12/2028	60	60,582
Analog Devices, Inc. 4.50%, 06/15/2030	60	60,804
Broadcom, Inc. 4.15%, 02/15/2028	297	297,238
4.60%, 07/15/2030	60	60,588
4.80%, 04/15/2028	25	25,458
4.90%, 07/15/2032	27	27,319
5.05%, 07/12/2027	290	294,585
5.05%, 04/15/2030	25	25,753
5.20%, 07/15/2035	60	60,576
Cisco Systems, Inc. 4.55%, 02/24/2028	59	59,887
5.50%, 02/24/2055	59	58,205
Dell International LLC/EMC Corp. 4.75%, 04/01/2028	55	55,746
5.00%, 04/01/2030	55	56,327
5.30%, 04/01/2032	55	56,659
Fiserv, Inc. 2.65%, 06/01/2030	141	130,215
4.55%, 02/15/2031	44	43,985
5.25%, 08/11/2035	70	69,754
Foundry JV Holdco LLC 6.20%, 01/25/2037(a)	347	364,988
6.30%, 01/25/2039(a)	346	365,373
6.40%, 01/25/2038(a)	200	213,216
Hewlett Packard Enterprise Co. 4.45%, 09/25/2026	112	112,153
Intel Corp. 3.75%, 03/25/2027	128	126,790
International Business Machines Corp. 4.25%, 05/15/2049	103	82,306
4.65%, 02/10/2028	100	101,412
4.90%, 07/27/2052	332	291,881
5.10%, 02/06/2053	343	310,936
Keysight Technologies, Inc. 5.35%, 07/30/2030	59	61,308
Leidos, Inc. 5.40%, 03/15/2032	56	57,853
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 08/19/2028	67	67,135
Oracle Corp. 3.85%, 04/01/2060	446	298,682
4.10%, 03/25/2061	427	298,746

	Principal Amount (000)	U.S. $ Value

4.80%, 08/03/2028	$20	$20,368
5.25%, 02/03/2032	9	9,254
5.55%, 02/06/2053	323	296,388
6.90%, 11/09/2052	264	285,635
Roper Technologies, Inc. 4.25%, 09/15/2028	67	67,247
Salesforce, Inc. 1.50%, 07/15/2028	141	132,123
Texas Instruments, Inc. 4.50%, 05/23/2030	60	60,934
5.10%, 05/23/2035	60	61,300
Tyco Electronics Group SA 4.50%, 02/09/2031	62	62,486

		5,192,195

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	297	298,746
United Airlines 2024-1 Class AA Pass Through Trust Series AA 5.45%, 08/15/2038	283	287,806

		586,552

Transportation - Services – 0.1%
Element Fleet Management Corp. 5.037%, 03/25/2030(a)	63	64,153
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 07/01/2029(a)	9	9,259
5.25%, 02/01/2030(a)	24	24,761
5.35%, 03/30/2029(a)	57	58,749
Ryder System, Inc. 5.00%, 03/15/2030	59	60,395

		217,317

		26,312,222

Utility – 2.1%
Electric – 1.7%
AEP Transmission Co. LLC 5.15%, 04/01/2034	34	34,471
5.375%, 06/15/2035	27	27,645
Arizona Public Service Co. 5.90%, 08/15/2055	67	66,743
Connecticut Light & Power Co. (The) 4.95%, 01/15/2030	25	25,658
Dominion Energy, Inc. 4.60%, 05/15/2028	59	59,643
Edison International 6.25%, 03/15/2030	65	67,610
National Rural Utilities Cooperative Finance Corp. Series D 4.15%, 08/25/2028	71	71,264
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	35	35,330

	Principal Amount (000)	U.S. $ Value
4.85%, 02/04/2028	$20	$20,343
5.05%, 03/15/2030	20	20,587
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)	60	60,262
NSTAR Electric Co. 4.85%, 03/01/2030	60	61,478
Oncor Electric Delivery Co. LLC 4.50%, 03/20/2027(a)	65	65,453
4.65%, 11/01/2029	25	25,436
5.35%, 04/01/2035(a)	47	48,339
Pacific Gas & Electric Co. 4.00%, 12/01/2046	444	321,869
5.55%, 05/15/2029	294	302,382
PacifiCorp 3.30%, 03/15/2051	127	80,975
5.35%, 12/01/2053	392	351,009
5.50%, 05/15/2054	381	347,411
5.80%, 01/15/2055	305	287,914
Pinnacle West Capital Corp. 4.90%, 05/15/2028	60	60,893
5.15%, 05/15/2030	60	61,710
Public Service Co. of Colorado 5.15%, 09/15/2035	70	69,574
5.85%, 05/15/2055	65	64,056
Public Service Co. of New Hampshire 4.40%, 07/01/2028	59	59,594
Public Service Co. of Oklahoma 5.45%, 01/15/2036	55	55,656
Public Service Electric & Gas Co. 4.90%, 08/15/2035	67	66,851
San Diego Gas & Electric Co. 5.40%, 04/15/2035	63	64,635
Xcel Energy, Inc. 4.75%, 03/21/2028	63	63,763
5.60%, 04/15/2035	63	64,448

		3,013,002

Natural Gas – 0.4%
Boston Gas Co. 4.487%, 02/15/2042(a)	359	301,772
Brooklyn Union Gas Co. (The) 4.504%, 03/10/2046(a)	367	298,371

		600,143

Other Utility – 0.0%
American Water Capital Corp. 5.25%, 03/01/2035	60	61,097

		3,674,242

Total Corporates - Investment Grade (cost $59,853,708)		60,703,097

	Principal Amount (000)	U.S. $ Value

MORTGAGE PASS-THROUGHS – 5.4%
Agency Fixed Rate 30-Year – 5.4%
Federal Home Loan Mortgage Corp. Series 2022 3.00%, 03/01/2052	$740	$649,650
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035	52	53,698
Series 2007 5.50%, 07/01/2035	7	7,580
Series 2016 4.00%, 02/01/2046	354	344,516
Series 2017 4.00%, 07/01/2044	211	204,991
Series 2018 4.50%, 03/01/2048	111	109,113
4.50%, 11/01/2048	242	237,568
5.00%, 11/01/2048	132	133,618
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033	14	14,806
5.50%, 07/01/2033	32	32,935
Series 2004 5.50%, 04/01/2034	4	4,147
5.50%, 05/01/2034	10	9,984
5.50%, 11/01/2034	15	15,035
5.50%, 01/01/2035	142	146,364
Series 2005 5.50%, 02/01/2035	20	20,753
Series 2007 5.50%, 08/01/2037	97	99,583
Series 2012 3.50%, 02/01/2042	105	99,271
Series 2013 3.50%, 04/01/2043	556	524,695
Series 2018 4.50%, 09/01/2048	156	152,719
Series 2021 2.00%, 07/01/2051	1,645	1,316,470
2.00%, 12/01/2051	721	576,246
Series 2022 2.50%, 03/01/2052	1,165	983,166
Government National Mortgage Association Series 2023 5.50%, 04/20/2053	453	458,271
Series 2025 2.00%, 09/01/2055, TBA	395	323,355
2.50%, 09/01/2055, TBA	394	335,609
3.00%, 09/01/2055, TBA	195	172,734
3.50%, 09/01/2055, TBA	150	136,520
4.50%, 09/01/2055, TBA	163	156,940
5.00%, 09/01/2055, TBA	267	264,152
6.00%, 09/01/2055, TBA	88	89,756
Uniform Mortgage-Backed Security Series 2025 2.50%, 09/01/2055, TBA	83	68,906
5.00%, 09/01/2055, TBA	411	405,333
5.50%, 09/01/2055, TBA	300	301,758

	Principal Amount (000)	U.S. $ Value

6.00%, 09/01/2055, TBA	$589	$601,792
6.50%, 09/01/2055, TBA	327	338,841

Total Mortgage Pass-Throughs (cost $9,838,917)		9,390,875

CORPORATES - NON-INVESTMENT GRADE – 5.1%
Industrial – 4.9%
Basic – 0.6%
Celanese US Holdings LLC 6.665%, 07/15/2027(b)	33	33,968
Cleveland-Cliffs, Inc. 6.75%, 04/15/2030(a)	119	120,305
7.00%, 03/15/2032(a)	307	305,800
7.375%, 05/01/2033(a)	297	296,180
LABL, Inc. 8.625%, 10/01/2031(a)	410	302,338
Xerox Corp. 13.50%, 04/15/2031(a)	70	70,241

		1,128,832

Capital Goods – 0.1%
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(a)	129	129,333

Communications - Media – 0.4%
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	56	55,156
4.279%, 03/15/2032	389	335,610
5.05%, 03/15/2042	409	275,666
5.141%, 03/15/2052	39	24,351

		690,783

Consumer Cyclical - Automotive – 0.8%
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029	382	361,040
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)	134	128,834
5.30%, 09/13/2027(a)	9	8,949
Nissan Motor Co., Ltd. 4.81%, 09/17/2030(a)	325	303,703
8.125%, 07/17/2035(a)	200	211,498
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	370	360,176

		1,374,200

Consumer Cyclical - Other – 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)	34	25,871

Consumer Cyclical - Retailers – 0.6%
Nordstrom, Inc. 4.375%, 04/01/2030	382	354,687
5.00%, 01/15/2044	525	358,832

	Principal Amount (000)	U.S. $ Value

Staples, Inc. 10.75%, 09/01/2029(a)	$293	$281,075

		994,594

Consumer Non-Cyclical – 1.2%
AdaptHealth LLC 5.125%, 03/01/2030(a)	311	296,576
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)	122	121,325
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	137	116,606
5.25%, 05/15/2030(a)	327	293,129
10.875%, 01/15/2032(a)	269	284,842
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)	368	315,597
7.875%, 05/15/2034(a)	323	291,049
Viking Baked Goods Acquisition Corp. 8.625%, 11/01/2031(a)	300	297,369

		2,016,493

Energy – 0.7%
Civitas Resources, Inc. 8.75%, 07/01/2031(a)	349	359,135
9.625%, 06/15/2033(a)	55	58,192
Crescent Energy Finance LLC 8.375%, 01/15/2034(a)	55	55,842
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)	41	42,921
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 02/15/2035(a)	324	316,804
Vital Energy, Inc. 7.875%, 04/15/2032(a)	354	349,362

		1,182,256

Services – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	133	129,067

Technology – 0.1%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 06/15/2029(a)	304	264,304

Transportation - Airlines – 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)	266	264,255

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.2%
Hertz Corp. (The) 12.625%, 07/15/2029(a)	$272	$281,936
Rand Parent LLC 8.50%, 02/15/2030(a)	73	75,575

		357,511

		8,557,499

Financial Institutions – 0.1%
Financial Services – 0.0%
Herc Holdings, Inc. 7.00%, 06/15/2030(a)	38	39,547

REITs – 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 9.75%, 04/15/2030(a)	60	63,763
Rithm Capital Corp. 8.00%, 07/15/2030(a)	59	60,245

		124,008

		163,555

Utility – 0.1%
Natural Gas – 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 06/01/2030(a)	60	62,822

Total Corporates - Non-Investment Grade (cost $8,788,860)		8,783,876

ASSET-BACKED SECURITIES – 4.0%
Autos - Fixed Rate – 2.3%
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)	44	44,488
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)	475	481,387
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028	30	29,496
Series 2021-N4, Class D 2.30%, 09/11/2028	48	47,001
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)	88	87,983
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)	194	195,383

	Principal Amount (000)	U.S. $ Value

FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)	$52	$52,468
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)	305	304,807
Series 2020-1, Class E 3.52%, 06/15/2027(a)	727	726,398
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)	542	532,268
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	202	205,309
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	89	90,581
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)	541	534,531
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)	88	88,813
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028	228	229,070
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)	131	131,068
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(c)	28	28,227
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	122	123,193

		3,932,471

Other ABS - Fixed Rate – 1.6%
Atalaya Equipment Leasing Trust 21-1 Series 2021-1A, Class C 2.69%, 06/15/2028(a)	461	458,180
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)	157	148,680
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)	230	228,208
Series 2021-1, Class D 2.81%, 03/15/2029(a)	260	256,905
Series 2023-1, Class A2 5.99%, 03/15/2032(a)	132	132,548
Diamond Issuer LLC Series 2021-1A, Class B 2.701%, 11/20/2051(a)	566	532,705

	Principal Amount (000)	U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	$192	$177,640
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)	96	96,971
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)	247	235,877
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)	220	196,560
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(a)	107	108,108
Series 2024-2, Class A 6.319%, 08/15/2031(a)	65	65,278
Series 2024-3, Class A 6.258%, 10/15/2031(a)	111	111,710
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(a)	20	19,608

		2,768,978

Credit Cards - Fixed Rate – 0.1%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)	251	252,765

Total Asset-Backed Securities (cost $7,048,504)		6,954,214

COLLATERALIZED LOAN OBLIGATIONS – 2.2%
CLO - Floating Rate – 2.2%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 5.747% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a) (d)	300	300,531
Bain Capital Credit CLO Series 2019-1A, Class AR2 5.555% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(a) (d)	300	300,551
Elmwood CLO 45 Ltd. Series 2025-8A, Class A1 5.421% (CME Term SOFR 3 Month + 1.25%), 10/17/2038(a) (d)	750	750,000
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 5.609% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a) (d)	500	501,148

	Principal Amount (000)	U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A1R 5.655% (CME Term SOFR 3 Month + 1.33%), 01/20/2038(a) (d)	$300	$300,557
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 5.747% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(a) (d)	504	503,814
Signal Peak CLO 14 Ltd. Series 2024-14A, Class A 5.632% (CME Term SOFR 3 Month + 1.30%), 01/22/2038(a) (d)	300	301,199
Silver Point CLO 12 Ltd. Series 2025-12A, Class A1 5.533% (CME Term SOFR 3 Month + 1.31%), 10/15/2038(a) (d)	750	750,000
Voya CLO Ltd. Series 2018-3A, Class A1R2 5.518% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(a) (d)	183	183,503

Total Collateralized Loan Obligations (cost $3,890,144)		3,891,303

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Fixed Rate CMBS – 1.8%
BANK5 Series 2025-5YR14, Class A3 5.646%, 04/15/2058	600	629,398
BMO Mortgage Trust Series 2025-5C10, Class A3 5.578%, 05/15/2058	500	522,491
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026(c)	188	185,840
Series 2021-1, Class A2 2.435%, 08/15/2026(c)	719	713,813
Series 2021-1, Class AS 2.638%, 08/15/2026(c)	25	24,617
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(c)	6	5,650
Wells Fargo Commercial Mortgage Trust Series 2024-5C2, Class A3 5.92%, 11/15/2057	500	528,159
Series 2025-5C5, Class A3 5.59%, 07/15/2058	500	524,271

		3,134,239

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 6.348% (CME Term SOFR + 2.00%), 01/25/2051(a) (d)	35	34,835

	Principal Amount (000)	U.S. $ Value

Government National Mortgage Association Series 2006-39, Class IO 0.164%, 07/16/2046 (e)	$105	$1

		34,836

Total Commercial Mortgage-Backed Securities (cost $3,163,354)		3,169,075

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Risk Share Floating Rate – 0.7%
Bellemeade Re Ltd. Series 2023-1, Class M1A 6.548% (CME Term SOFR + 2.20%), 10/25/2033 (a) (d)	172	172,724
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.548% (CME Term SOFR + 1.20%), 01/25/2042(a) (d)	60	60,269
Series 2023-R02, Class 1M1 6.648% (CME Term SOFR + 2.30%), 01/25/2043(a) (d)	146	149,532
Series 2024-R02, Class 1M1 5.448% (CME Term SOFR + 1.10%), 02/25/2044(a) (d)	87	86,563
Series 2024-R04, Class 1M1 5.448% (CME Term SOFR + 1.10%), 05/25/2044(a) (d)	135	135,134
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.263% (CME Term SOFR + 4.91%), 05/25/2028(d)	77	77,569
Series 2024-DNA1, Class M1 5.698% (CME Term SOFR + 1.35%), 02/25/2044(a) (d)	194	195,032
Series 2024-HQA1, Class M1 5.598% (CME Term SOFR + 1.25%), 03/25/2044(a) (d)	195	195,231
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.713% (CME Term SOFR + 5.36%), 11/25/2025(a) (d)	91	95,477
Series 2015-WF1, Class 2M2 9.963% (CME Term SOFR + 5.61%), 11/25/2025(a) (d)	21	21,539

Total Collateralized Mortgage Obligations (cost $1,179,332)		1,189,070

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 4.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 4.14%(f) (g) (h) (cost $8,248,378)	8,248,378	$8,248,378

Total Investments – 101.8% (cost $176,295,918)(i)		177,323,218
Other assets less liabilities – (1.8)%		(3,059,183)

Net Assets – 100.0%		$174,264,035

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	58	December 2025	$6,635,562	$22,242
U.S. Long Bond (CBT) Futures	64	December 2025	7,312,000	38,672
U.S. T-Note 2 Yr (CBT) Futures	10	December 2025	2,085,391	1,313
U.S. T-Note 5 Yr (CBT) Futures	11	December 2025	1,204,156	7,250
U.S. Ultra Bond (CBT) Futures	5	December 2025	582,813	(469)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	69	December 2025	7,762,500	(34,766)

				$34,242

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $32,469,412 or 18.6% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.55% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021-08/03/2023	$179,332	$185,840	0.11%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	723,635	713,813	0.41%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	25,136	24,617	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	5,972	5,650	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	$28,165	$28,227	0.02%

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(e)	IO - Interest Only.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,338,918 and gross unrealized depreciation of investments was $(1,277,376), resulting in net unrealized appreciation of $1,061,542.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

REIT – Real Estate Investment Trust

TBA – To Be Announced

AB Active ETFs, Inc.

AB Core Plus Bond ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$74,993,330	$—	$74,993,330
Corporates - Investment Grade	—	60,703,097	—	60,703,097
Mortgage Pass-Throughs	—	9,390,875	—	9,390,875
Corporates - Non-Investment Grade	—	8,783,876	—	8,783,876
Asset-Backed Securities	—	6,954,214	—	6,954,214
Collateralized Loan Obligations	—	3,891,303	—	3,891,303
Commercial Mortgage-Backed Securities	—	3,169,075	—	3,169,075
Collateralized Mortgage Obligations	—	1,189,070	—	1,189,070
Short-Term Investments	8,248,378	—	—	8,248,378

Total Investments in Securities	8,248,378	169,074,840	—	177,323,218
Other Financial Instruments(a):
Assets:
Futures	69,477	—	—	69,477
Liabilities:
Futures	(35,235)	—	—	(35,235)

Total	$8,282,620	$169,074,840	$—	$177,357,460

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,234	$32,703	$28,689	$8,248	$191